World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	149,617,252.70	14,498
Yield Supplement Overcollateralization Amount at 09/30/14	2,084,937.52	0
Receivables Balance at 09/30/14	151,702,190.22	14,498
Principal Payments	8,765,617.52	424
Defaulted Receivables	491,360.72	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	1,868,975.46	0
Pool Balance at 10/31/14	140,576,236.52	14,043

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,687,912.71	287
Past Due 61-90 days	828,818.05	62
Past Due 91 + days	137,459.91	17
Total	4,654,190.67	366

Total 31+ Delinquent as % Ending Pool Balance	3.31%

Recoveries	267,468.63

Aggregate Net Losses/(Gains) - October 2014	223,892.09

Overcollateralization Target Amount	7,380,252.42
Actual Overcollateralization	7,380,252.42

Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	5.56%
Weighted Average Remaining Term	28.85

Flow of Funds	$ Amount

Collections	9,555,600.26
Advances	(1,386.30)
Investment Earnings on Cash Accounts	1,355.84
Servicing Fee	(126,418.49)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,429,151.31

Distributions of Available Funds
(1) Class A Interest	125,044.21
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	1,186,110.41
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,380,252.42
(7) Distribution to Certificateholders	706,075.82
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,429,151.31

Servicing Fee	126,418.49
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 10/15/14	141,762,346.93
Principal Paid	8,566,362.83
Note Balance @ 11/17/14	133,195,984.10

Class A-1
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-2
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-3
Note Balance @ 10/15/14	35,038,346.93
Principal Paid	8,566,362.83
Note Balance @ 11/17/14	26,471,984.10
Note Factor @ 11/17/14	10.8938206%

Class A-4
Note Balance @ 10/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	87,531,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Note Balance @ 10/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	19,193,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	156,712.66
Total Principal Paid	8,566,362.83
Total Paid	8,723,075.49

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	28,030.68
Principal Paid	8,566,362.83
Total Paid to A-3 Holders	8,594,393.51

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2223745
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1556281
Total Distribution Amount	12.3780026

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1153526
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.2525219
Total A-3 Distribution Amount	35.3678745

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	138.46
Noteholders' Principal Distributable Amount	861.54

Account Balances	$ Amount

Advances
Balance as of 09/30/14	39,670.57
Balance as of 10/31/14	38,284.27
Change	(1,386.30)

Reserve Account
Balance as of 10/15/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07